DIVIDEND PAYABLE	12 Months Ended
Sep. 30, 2015
Dividends [Abstract]
Dividends [Text Block]
NOTE 14. DIVIDEND PAYABLE

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Dividend due to shareholders	$812	$840
	$812	$840

In fiscal year 2009 the shareholders made a resolution to appropriate US$4,096,000 to all shareholders in proportion to their shareholding percentage. In fiscal year 2010, two shareholders received their dividend payment. The balance represents outstanding unpaid dividends to the shareholders.